Additional Notes - Net Gains or Losses from Financial Instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	€ 247,502	€ (83,761)	€ (3,031)
Financial assets at fair value through profit or loss, category [member]
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	7,051	10,983	(7,587)
Other financial assets at amortised cost [member]
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	9,064	9,824	(19,475)
Financial liabilities at amortised cost [member]
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	€ 231,387	€ (104,568)	€ 24,031